Segment Information (Schedule Of Segment Reporting Information) (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 1,129,900,000	$ 1,040,300,000
Operating Expenses [Abstract]
Contract drilling (exclusive of depreciation)	552,600,000	479,800,000
Depreciation	139,200,000	127,900,000
General and administrative	38,100,000	37,800,000
OPERATING (LOSS) INCOME	400,000,000	394,800,000
Property and equipment, net	14,418,300,000	13,155,200,000	14,311,000,000
Floaters [Member]
Segment Reporting Information [Line Items]
Revenues	690,200,000	625,300,000
Operating Expenses [Abstract]
Contract drilling (exclusive of depreciation)	326,100,000	270,600,000
Depreciation	96,400,000	87,700,000
General and administrative	0	0
OPERATING (LOSS) INCOME	267,700,000	267,000,000
Property and equipment, net	11,376,200,000	10,710,000,000
Jackup [Member]
Segment Reporting Information [Line Items]
Revenues	423,100,000	394,800,000
Operating Expenses [Abstract]
Contract drilling (exclusive of depreciation)	215,200,000	193,500,000
Depreciation	40,900,000	38,600,000
General and administrative	0	0
OPERATING (LOSS) INCOME	167,000,000	162,700,000
Property and equipment, net	2,986,100,000	2,413,300,000
Other [Member]
Segment Reporting Information [Line Items]
Revenues	16,600,000	20,200,000
Operating Expenses [Abstract]
Contract drilling (exclusive of depreciation)	11,300,000	15,700,000
Depreciation	0	0
General and administrative	0	0
OPERATING (LOSS) INCOME	5,300,000	4,500,000
Property and equipment, net	0	0
Operating Segments Total [Member]
Segment Reporting Information [Line Items]
Revenues	1,129,900,000	1,040,300,000
Operating Expenses [Abstract]
Contract drilling (exclusive of depreciation)	552,600,000	479,800,000
Depreciation	137,300,000	126,300,000
General and administrative	0	0
OPERATING (LOSS) INCOME	440,000,000	434,200,000
Property and equipment, net	14,362,300,000	13,123,300,000
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Operating Expenses [Abstract]
Contract drilling (exclusive of depreciation)	0	0
Depreciation	1,900,000	1,600,000
General and administrative	38,100,000	37,800,000
OPERATING (LOSS) INCOME	(40,000,000)	(39,400,000)
Property and equipment, net	$ 56,000,000	$ 31,900,000